SHARE-BASED COMPENSATION - Additional Information (Detail) ¥ / shares in Units, ¥ in Thousands								1 Months Ended	12 Months Ended			26 Months Ended
	Apr. 01, 2019 $ / shares shares	Dec. 01, 2018 $ / shares shares	Apr. 01, 2018 $ / shares shares	Nov. 12, 2017 $ / shares shares	Jul. 31, 2017 $ / shares shares	Jul. 31, 2017 ¥ / shares shares	Mar. 16, 2017 $ / shares shares	Jul. 19, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥) shares	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥) shares	Oct. 18, 2016 $ / shares shares	Oct. 18, 2016 ¥ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted											43,550,000
Compensation expenses for shares granted | ¥									¥ 0
Maximum | Management, Employees and Non-employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of total converted ordinary shares each year after the exercise date subject to restriction from transferring									25.00%
Stock Option A | Management, Employees and Non-employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted												26,860,000	26,860,000
Share options granted, exercise price per share | (per share)												$ 0.31	¥ 2.00
Share options granted, vesting percentage on the first and second anniversary after the IPO date									50.00%
Stock Option B | Management And Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted					43,140,000	43,140,000
Share options granted, exercise price per share | (per share)					$ 0.31	¥ 2.00
Share options vested					43,140,000	43,140,000
Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses for shares granted | ¥									¥ 8,173	¥ 2,252	¥ 775
Restricted share units, value repurchased | ¥								¥ 5,190
Restricted Share Units | Consulting Company
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share units, issued	2,600,000	2,800,000	2,800,000	2,600,000			2,600,000				15,990,000
Restricted share units, vested											5,200,000
Restricted share units, right to repurchase the remaining shares									10,790,000
Restricted share units, measurement date fair value | $ / shares	$ 0.25	$ 0.20	$ 0.10	$ 0.06			$ 0.05
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses for shares granted | ¥									¥ 0	¥ 0	¥ 0
Yijia Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved									86,000,000